Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2024	2023
Production assets	$2,276,386	$1,927,958
Computer equipment and software	993,092	937,957
Lab equipment	3,498,894	3,588,560
Office furniture and fixtures	1,299,856	1,328,570
Leasehold improvements	171,257	228,143
	8,239,485	8,011,188
Less accumulated depreciation	(5,746,130)	(4,352,104)
	$2,493,355	$3,659,084